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1933 Act Rule 485(a)(1)
1933 Act File No. 002-73024
1940 Act File No. 811-03213
December 8, 2008
VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Nationwide Variable Insurance Trust
File Nos. 002-73024 and 811-03213
Dear Sir or Madam:
     Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 123, Amendment No. 124 (the “Amendment”), to the Registration Statement on Form N-1A of Nationwide Variable Insurance Trust (the “Trust”). This Amendment is being filed pursuant to Rule 485(a) to register the shares of the following new series of the Trust: AllianceBernstein NVIT Global Fixed Income Fund, American Century NVIT Multi Cap Value Fund, Oppenheimer NVIT Large Cap Growth Fund, Templeton NVIT International Value Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Balanced Fund.
     In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:
•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

U.S. Securities and Exchange Commission
December 8, 2008

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     The Registrant is requesting that the Amendment be effective on March 13, 2009 pursuant to Rule 485(a)(2) under the 1933 Act. Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or in my absence to Christopher J. Zimmerman, Esquire at (202) 419-8402.

Very truly yours,

/s/ Prufesh R. Modhera

Prufesh R. Modhera, Esquire
cc: Allan Oster, Esquire